EARNINGS PER UNIT AND CASH DISTRIBUTIONS	12 Months Ended
Dec. 31, 2016
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS
EARNINGS PER UNIT AND CASH DISTRIBUTIONS

Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership Agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. The calculations of basic and diluted earnings per unit are presented below:

(in thousands of $ except unit and per unit data)	2016	2015	2014
Net income attributable to general partner and limited partner interests	172,171	162,136	174,154
Less: distributions paid (1)	(152,336)	(153,796)	(143,450)
Under distributed earnings	19,835	8,340	30,704
(Over) under distributed earnings attributable to:
Common unitholders	(11,746)	3,235	13,347
Basic:
Weighted average units outstanding (in thousands)	53,745	45,654	45,663
Diluted:
Weighted average units outstanding (in thousands)	53,745	45,654	45,663
Earnout units	189	—	—
Common stock and common stock equivalents	53,934	45,654	45,663
Earnings per unit:
Basic - Common unitholders	2.44	2.38	2.47
Diluted - Common unitholders	2.43	2.38	2.47
Cash distributions declared and paid in the period per unit (2)	2.31	2.30	2.14
Subsequent event: Cash distributions declared and paid per unit relating to the period (3)	0.58	0.58	0.56
__________________________________________
(1)       This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the quarter end date. This also includes cash distributions to IDR holders for the years ended December 31, 2016, 2015 and 2014 of $6.5 million, $8.7 million and $6.3 million, respectively.
(2) Refers to cash distributions declared and paid during the period.
(3) Refers to cash distributions declared and paid subsequent to the period end.

As of December 31, 2016, of our total number of units outstanding, 66% (2015: 69%) were held by the public and the remaining units were held by Golar (including the general partner units representing a 2% interest).

Earnings per unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. Any earnings in excess of distributions in the period prior to the IDR reset was allocated to partnership units based upon the cash distribution guidelines in our First Amended and Restated Agreement of Limited Partnership. The cash distribution provisions changed with respect to the distribution for the quarter ended December 31, 2016, pursuant to the Second Amended and Restated Agreement of Limited Partnership. Any distributions in excess of earnings are allocated to partnership units based upon the allocation and distribution of amounts from partners’ capital accounts. The resulting earnings figure is divided by the weighted average number of units outstanding during the period.

The General Partner’s, common unitholders’ and subordinated unitholder’s interests in net income were calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by our board of directors to provide for the proper conduct of our business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the holders of the incentive distribution rights are currently entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Partnership Agreement, during the subordination period, the common units had the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3850 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

Distributions of available cash from operating surplus were to be made in the following manner for any quarter during the subordination period:

•	First, 98% to the common unitholders, pro rata, and 2% to the General Partner, until each common unit had received the minimum quarterly distribution for that quarter;

•
Second, 98% to the common unitholders, pro rata, and 2% to the General Partner, until each common unit had received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, 98% to the subordinated unitholders, pro rata, and 2% to the General Partner, until each subordinated unit had received the minimum quarterly distribution for that quarter.

If for any quarter during the subordination period:

•	we had distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•	we had distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, we distributed any additional available cash from operating surplus for that quarter among the unitholders, the General Partner and the holders of the incentive distribution rights in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each unit holder received a total of $0.4428 per unit for that quarter (the “first target distribution”);

•
second, 85.0% to all unitholders, pro rata, 2.0% to the General Partner, and 13.0% to the holders of the incentive distribution rights, pro rata, until each unit holder received a total of $0.4813 per unit for that quarter (the “second target distribution”); and

•
third, 75.0% to all unitholders, pro rata, 2.0% to the General Partner, and 23.0% to the holders of the incentive distribution rights, pro rata, until each unit holder received a total of $0.5775 per unit for that quarter (the “third target distribution”).

Distributions of available cash from operating surplus for the quarter ended September 30, 2016 were made in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit received an amount equal to the minimum quarterly distribution for that quarter;

•	second, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit received a total of the first target distribution for that quarter;

•
third, 85.0% to all unitholders, pro rata, 2.0% to the General Partner, and 13.0% to the holders of the incentive distribution rights, pro rata, until each outstanding unit received a total of the second target distribution for that quarter; and

•
fourth, 75% to all unitholders, pro rata, 2.0% to the General Partner, and 23.0% to the holders of the incentive distribution rights, pro rata, under each outstanding unit received a total of the third target distribution for that quarter.

In June 2016, the subordination period expired and all the subordinated units converted into common units (see note 28).

In October 2016, the Old IDRs were cancelled and the New IDRs were issued (see note 28).

The terms of the New IDRs are effective with respect to the distribution for the quarter ended December 31, 2016. The New IDRs provide for distribution “splits” between the IDR holders and the holders of common units equal to those applicable to the Old IDRs, which have been cancelled. However, the New IDRs provide for higher target quarterly distribution levels: the new minimum quarterly distribution is $0.5775 per common unit; the new first target quarterly distribution amount is $0.6641 per common unit; the new second target quarterly distribution amount is $0.7219 per common unit; and the new third target quarterly distribution amount is $0.8663 per common unit.